UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                        Independence Small Cap Portfolio
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2003




ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND



INDEPENDENCE SMALL CAP PORTFOLIO

ANNUAL REPORT                                                   OCTOBER 31, 2003


[LOGO OMITTED]

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
                                                             OCTOBER 31, 2003
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .....................................................    1

Statement of Net Assets ..................................................    4

Statement of Operations ..................................................    8

Statement of Changes in Net Assets .......................................    9

Financial Highlights .....................................................   10

Notes to Financial Statements ............................................   11

Report of Independent Auditors ...........................................   15

Trustees and Officers of The Advisors' Inner Circle Fund .................   16

Notice to Shareholders ...................................................   24
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------


October 31, 2003

Dear Shareholders:

The past year has been an unusual period for the stock market. After two and a half years of decline, stocks began to pick up at the beginning of October, 2002 and over the following 12 months, all the major indexes moved higher. The gains, however, were uneven. The NASDAQ Composite Index was up 45.98% for the year ended October 31, 2003 while the small cap Russell 2000 Index rose 43.36% and the S&P 500 Index increased 20.80%. The disparity in index performance reflects, in part, the types of stocks that led the market higher. In the small cap sector, some of the more speculative names turned in the best results. In general, these tended to be the stocks of companies with the lowest market capitalizations and companies that were unprofitable as well as the lowest priced stocks. With an emphasis on quality, profitable companies, the Portfolio underperformed the Russell 2000, with a return of 27.41%, but beat the S&P 500.

While the absence of stocks with more speculative characteristics certainly had an impact on our performance, there were both positive and negative contributors among the stocks that we did own. On the plus side were Select Medical, a health care facilities operator, Trimble Navigation, a supplier of equipment based on global positioning technology, and Doral Financial, the leading mortgage banker in Puerto Rico. All three reported strong earnings gains. On the other side of the slate were Network Associates, a security software company facing the threat of heightened competition, Scholastic, a publisher of books for children that reported disappointing sales, and Duane Reade, an operator of drugstores that was hurt by weakness in the New York City economy.

Investors continue to debate the direction of the U.S. economy. We think that the economy is on solid ground. As we move into 2004 and overall growth remains strong, we would expect market leadership to broaden. As that happens, we believe that we are well positioned to benefit.

Sincerely,

/s/ CHARLES S. GLOVSKY

Charles S. Glovsky, CFA
Senior Vice President

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

                           TEN LARGEST EQUITY HOLDINGS
                       (AS A PERCENTAGE OF THE PORTFOLIO)

  1. Cubic (3.14%)                               6. Penn National Gaming (2.71%)
  2. Doral Financial (2.89%)                     7. Waste Connections (2.62%)
  3. Excel Technology (2.88%)                    8. Progress Software (2.58%)
  4. Gaylord Entertainment (2.74%)               9. John H. Harland (2.56%)
  5. Philadelphia Consolidated Holding (2.73%)  10. FMC (2.55%)

                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------

NASDAQ COMPOSITE INDEX is a market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market, as well as National market system traded foreign common stocks and ADRs.

RUSSELL 2000 INDEX is an unmanaged index composed of the 2,000 smallest stocks in the Russell 3000 Index.

RUSSELL 2000 VALUE INDEX is an unmanaged index composed of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

S&P SMALL CAP 600 INDEX is an unmanaged capitalization-weighted index representing all major industries in the Small Cap segment of the U.S. stock market.

S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

----------------------------------
   AVERAGE ANNUAL TOTAL RETURN*
FOR PERIOD ENDED OCTOBER 31, 2003
----------------------------------
One Year    3 Year   Inception to
 Return     Return       Date
----------------------------------
 27.41%      3.43%      10.40%
----------------------------------

                              [LINE GRAPH OMITTED]
                   PLOT POINTS FOR EDGAR PURPOSES AS FOLLOWS:

               INDEPENDENCE                                           S&P SMALL
                 SMALL CAP          RUSSELL       RUSSELL 2000         CAP 600
                 PORTFOLIO        2000 INDEX       VALUE INDEX          INDEX
12/16/98          $10,000          $10,000           $10,000           $10,000
Oct 99            $ 9,439          $10,278           $ 9,508           $ 9,969
Oct 00            $14,638          $12,068           $11,153           $12,489
Oct 01            $13,186          $10,535           $12,129           $11,686
Oct 02            $12,713          $ 9,316           $11,822           $11,244
Oct 03            $16,198          $13,356           $16,585           $15,019


 * Beginning of operations. Index comparisons began on 11/30/98.
** If the Adviser had not limited certain expenses, the Portfolio's total return would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
     REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX
 RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
     INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT
                ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 2.

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THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
                                                             OCTOBER 31, 2003
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK -- 98.6%
--------------------------------------------------------------------------------

                                                             SHARES     VALUE
                                                            ------  ------------

AEROSPACE/DEFENSE EQUIPMENT -- 1.7%
   Triumph Group* ........................................    8,100 $   264,465
                                                                    -----------
BANKING -- 13.3%
   Boston Private Financial Holdings .....................   13,600     346,392
   Doral Financial .......................................    9,000     454,500
   Fidelity Southern .....................................   18,600     241,800
   First Community Bancorp ...............................   10,600     371,000
   Unizan Financial ......................................   15,500     316,510
   W Holding .............................................   15,300     356,337
                                                                    -----------
                                                                      2,086,539
                                                                    -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.9%
   Lin TV, Cl A* .........................................   13,500     304,425
                                                                    -----------
CHEMICALS -- 5.9%
   Chattem* ..............................................   17,200     252,324
   FMC* ..................................................   14,300     400,543
   RPM International .....................................   18,800     271,660
                                                                    -----------
                                                                        924,527
                                                                    -----------
COAL MINING -- 1.5%
   Consol Energy .........................................   10,600     230,020
                                                                    -----------
COMPUTERS & SERVICES -- 9.4%
   Actuate* ..............................................   52,500     186,900
   Avocent* ..............................................    5,400     204,120
   Hyperion Solutions* ...................................   10,000     334,900
   MSC.Software* .........................................   32,900     338,870
   Progress Software* ....................................   18,400     406,088
                                                                    -----------
                                                                      1,470,878
                                                                    -----------
ELECTRONICS -- 6.0%
   Cubic .................................................   17,400     494,160
   Excel Technology* .....................................   16,100     453,215
                                                                    -----------
                                                                        947,375
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
                                                             OCTOBER 31, 2003
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                             SHARES     VALUE
                                                            ------  ------------

ENTERTAINMENT -- 5.5%
   Gaylord Entertainment* ................................   16,000 $   431,200
   Penn National Gaming* .................................   18,000     426,420
                                                                    -----------
                                                                        857,620
                                                                    -----------
ENVIRONMENTAL SERVICES -- 2.6%
   Waste Connections* ....................................   11,900     412,692
                                                                    -----------
INSURANCE -- 2.7%
   Philadelphia Consolidated Holding* ....................    9,100     429,065
                                                                    -----------
MACHINERY -- 5.0%
   Clarcor ...............................................    5,400     219,510
   Cooper Cameron* .......................................    5,200     222,664
   Terex* ................................................   15,500     349,680
                                                                    -----------
                                                                        791,854
                                                                    -----------
MEASURING DEVICES -- 4.4%
   FEI* ..................................................   16,200     384,750
   Trimble Navigation ....................................   10,900     301,385
                                                                    -----------
                                                                        686,135
                                                                    -----------
MEDICAL PRODUCTS & SERVICES -- 15.3%
   America Service Group* ................................    7,500     193,500
   Cantel Medical* .......................................   11,500     166,750
   DaVita* ...............................................    4,700     164,970
   Enzon* ................................................   27,400     305,784
   Hologic ...............................................   23,900     325,040
   Inverness Medical Innovations* ........................   13,400     359,120
   LifePoint Hospitals* ..................................   13,600     349,656
   Respironics* ..........................................    3,700     154,253
   Select Medical* .......................................   11,600     389,412
                                                                    -----------
                                                                      2,408,485
                                                                    -----------
OFFICE FURNITURE & FIXTURES -- 1.0%
   General Binding* ......................................   11,400     158,004
                                                                    -----------
PETROLEUM & FUEL PRODUCTS -- 1.7%
   Newfield Exploration* .................................    6,500     258,245
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
                                                             OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                             SHARES     VALUE
                                                             ------ ------------

PRINTING & PUBLISHING -- 4.0%
   Courier ...............................................    4,200 $   230,244
   John H. Harland .......................................   14,800     403,004
                                                                    -----------
                                                                        633,248
                                                                    -----------
PROFESSIONAL SERVICES -- 1.9%
   Jacobs Engineering Group* .............................    6,500     301,080
                                                                    -----------
RAILROADS -- 2.5%
   Genesee & Wyoming, Cl A* ..............................   16,000     388,960
                                                                    -----------
RETAIL -- 7.3%
   BJ's Wholesale Club* ..................................   15,100     387,919
   Cost Plus* ............................................    7,600     348,612
   Duane Reade* ..........................................   17,800     244,750
   Linens `N Things* .....................................    5,700     168,264
                                                                    -----------
                                                                      1,149,545
                                                                    -----------
TRUCKING -- 2.5%
   Overnite ..............................................    9,000     199,440
   Yellow* ...............................................    6,000     197,100
                                                                    -----------
                                                                        396,540
                                                                    -----------
WATER UTILITIES -- 2.5%
   Philadelphia Suburban .................................   16,800     396,816
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $12,454,367)..................................           15,496,518
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
                                                             OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 2.8%
--------------------------------------------------------------------------------
                                                             SHARES     VALUE
                                                             ------ ------------

   HighMark Diversified Money Market Fund
      (Cost $431,813).....................................  431,813 $   431,813
                                                                    -----------
   TOTAL INVESTMENTS -- 101.4%
      (Cost $12,886,180)..................................           15,928,331
                                                                    -----------

--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- (1.4)%
--------------------------------------------------------------------------------
   Investment Advisory Fees Receivable....................                2,222
   Administration Fees Payable............................              (10,617)
   Other Assets and Liabilities, Net......................             (211,062)
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES.....................             (219,457)
                                                                    -----------

--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital........................................           12,483,376
   Accumulated Net Realized Gain on Investments...........              183,347
   Net Unrealized Appreciation on Investments.............            3,042,151
                                                                    -----------
   TOTAL NET ASSETS -- 100.0%.............................          $15,708,874
                                                                    ===========
   INSTITUTIONAL CLASS SHARES
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value)...........            1,561,000
   Net Asset Value, Offering and Redemption
      Price Per Share.....................................               $10.06
                                                                         ======


  *  NON-INCOME PRODUCING SECURITY
 CL  CLASS


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
                                                             FOR THE YEAR ENDED
                                                             OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends .......................................................... $   79,972
Interest ...........................................................      7,025
Less: Foreign Taxes Withheld .......................................       (857)
                                                                     ----------
   TOTAL INCOME ....................................................     86,140
                                                                     ----------
EXPENSES
Administration Fees ................................................    125,000
Investment Advisory Fees ...........................................    120,587
Transfer Agent Fees ................................................     44,008
Printing Fees ......................................................     20,739
Audit Fees .........................................................     14,538
Registration and Filing Fees .......................................     12,856
Shareholder Servicing Fees .........................................     12,274
Legal Fees .........................................................     11,965
Trustees' Fees .....................................................      3,875
Custodian Fees .....................................................      2,280
Other Expenses .....................................................        384
                                                                     ----------
   TOTAL EXPENSES ..................................................    368,506
Less:
Waiver of Investment Advisory Fees .................................   (120,587)
Reimbursement of Expenses by Investment Advisor ....................    (80,890)
                                                                     ----------
   NET EXPENSES ....................................................    167,029
                                                                     ----------
NET INVESTMENT LOSS ................................................    (80,889)
                                                                     ----------
NET REALIZED GAIN ON INVESTMENTS ...................................    220,016
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ...............  3,502,346
                                                                     ----------
NET GAIN ON INVESTMENTS ............................................  3,722,362
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............... $3,641,473
                                                                     ==========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           YEAR ENDED     YEAR ENDED
                                                           OCTOBER 31,    OCTOBER 31,
                                                              2003           2002
                                                           -----------    -----------
OPERATIONS:
   Net Investment Loss .................................   $   (80,889)   $  (226,885)
   Net Realized Gain on Investments ....................       220,016        726,619
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments .....................     3,502,346     (1,276,705)
                                                           -----------    -----------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS .........................     3,641,473       (776,971)
                                                           -----------    -----------
DISTRIBUTIONS:
   Net Realized Gain ...................................      (523,000)    (3,744,417)
                                                           -----------    -----------
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
   Issued ..............................................    14,056,679      4,400,433
   In Lieu of Cash Distributions .......................       522,986      3,730,529
   Redeemed ............................................   (13,166,296)    (2,310,035)
                                                           -----------    -----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS: .......     1,413,369      5,820,927
                                                           -----------    -----------
         TOTAL INCREASE IN NET ASSETS ..................     4,531,842      1,299,539
                                                           -----------    -----------
NET ASSETS:
   Beginning of Period .................................    11,177,032      9,877,493
                                                           -----------    -----------
   End of Period .......................................   $15,708,874    $11,177,032
                                                           ===========    ===========

SHARE TRANSACTIONS:
   Shares Issued .......................................     1,750,693        443,027
   In Lieu of Cash Distributions .......................        65,784        393,101
   Redeemed ............................................    (1,615,949)      (235,826)
                                                           -----------    -----------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS: ...............................       200,528        600,302
                                                           ===========    ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                              SELECTED PER SHARE DATA & RATIOS
                                                                                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            INSTITUTIONAL CLASS SHARES
                                                  ----------------------------------------------------------------------------
                                                                                                                   DECEMBER 16
                                                  YEAR ENDED       YEAR ENDED      YEAR ENDED       YEAR ENDED      1998*** TO
                                                  OCTOBER 31,      OCTOBER 31,    OCTOBER 31,      OCTOBER 31,     OCTOBER 31,
                                                     2003            2002(2)         2001              2000            1999
                                                  -----------      -----------    -----------      -----------     -----------
Net Asset Value,
   Beginning of Period .........................    $  8.22          $ 12.99        $14.64           $  9.44         $ 10.00
                                                    -------          -------        ------           -------         -------
Income from Investment
  Operations:
    Net Investment Loss ........................      (0.05)           (0.16)        (0.29)            (0.12)          (0.09)
   Net Realized and Unrealized
      Gain (Loss) ..............................       2.22             0.36(1)      (1.17)             5.32           (0.47)
                                                    -------          -------        ------           -------         -------
   Total from Investment
   Operations ..................................       2.17             0.20         (1.46)             5.20           (0.56)
                                                    -------          -------        ------           -------         -------
Distributions:
Net Realized Gain ..............................      (0.33)           (4.97)        (0.19)               --              --
                                                    -------          -------        ------           -------         -------
Total Distributions ............................      (0.33)           (4.97)        (0.19)               --              --
                                                    -------          -------        ------           -------         -------
Net Asset Value, End of Period .................    $ 10.06          $  8.22        $12.99           $ 14.64         $  9.44
                                                    =======          =======        ======           =======         =======

TOTAL RETURN+ ..................................      27.41%           (3.59)%       (9.92)%           55.08%          (5.60)%**
                                                    =======          =======        ======           =======         =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .................................    $15,709          $11,177        $9,877           $24,219         $15,893
Ratio of Expenses to Average
   Net Assets ..................................       1.18%            2.28%         1.97%             1.39%           1.85%*
Ratio of Expenses to Average Net
   Assets (Excluding Waivers
   and/or Reimbursements) ......................       2.60%            2.69%         2.07%             1.49%           1.95%*
Ratio of Net Investment Loss to
   Average Net Assets ..........................      (0.57)%          (1.92)%       (1.54)%           (0.95)%         (1.11)%*
Portfolio Turnover Rate ........................         79%              92%           65%               84%             91%

  *  ANNUALIZED
 **  NOT ANNUALIZED
***  COMMENCEMENT OF OPERATIONS
  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE THE REDEMPTION OF PORTFOLIO SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIODS INDICATED.
(1) THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2002 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASE OF PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
(2) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND INDEPENDENCE SMALL CAP PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM INDEPENDENCE SMALL CAP PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND INDEPENDENCE SMALL CAP PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM INDEPENDENCE SMALL CAP PORTFOLIO. SEE NOTE 1 IN NOTES TO THE FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the Independence Small Cap Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

On June 7, 2002, the shareholders of the UAM Independence Small Cap Portfolio (the "UAMPortfolio"), a series of the UAM Funds, Inc., (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund Independence Small Cap Portfolio (the "Reorganization"). The Reorganization took place on June 24, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America.

     USE OF ESTIMATES -- Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Securities that are quoted on a National Market System are valued at the official closing price. Money Market Securities and other debt securities with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. Securities for which prices are not available, of which there were none as of October 31, 2003, will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses

THEADVISORS' INNERCIRCLEFUND                                 INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------


     on  the  sale  of   investment   securities   are  based  on  the  specific
     identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. As of October 31, 2003, no repurchase agreements were held by the Portfolio.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Portfolio had entered into an agreement effective June 24, 2002 with the Distributor to act as an agent in placing repurchase agreements for the Portfolio. The Distributor received no fees for the year ended October 31, 2003. As of October 24, 2003, this agreement was discontinued.

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:
The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the year ended October 31, 2003, the Administrator was paid 0.88% of the average daily net assets.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------


The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Independence Investment LLC (the "Adviser"), an affiliate of John Hancock Financial Services, Inc., provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.85% of average daily net assets of the Portfolio. Effective June 24, 2002, the Adviser contractually agreed to waive and/or reimburse fees in order to limit total expenses at 1.85% of average daily net assets. In addition, effective November 19, 2002, the Adviser voluntarily agreed to further limit total expenses at 1.15% of average daily net assets. The Adviser may discontinue all or part of their voluntary waiver at any time. Previously, total expenses were not limited.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the the year ended October 31, 2003, the Portfolio made purchases of $11,737,591 and sales of $10,585,471 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book and tax differences resulted in

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------


reclassification of a $80,889 increase to undistributed net investment income and a $80,889 decrease to paid in capital. These book and tax differences were solely attributable to net operating losses which can not be carried forward for Federal income tax purposes. These reclassifications had no effect on net assets or net asset value.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the last two years were as follows:

                          ORDINARY               LONG-TERM
                           INCOME              CAPITAL GAIN            TOTAL
                         ----------            ------------          ----------
2003                      $309,169              $  213,831           $  523,000
2002                       277,590               3,466,827            3,744,417

As of October 31, 2003, the components of Distributable Earnings were as follows:

     Long Term Capital Gain                                        $  204,988
     Net Unrealized Appreciation                                    3,020,510
                                                                   ----------
     Total Distributable Earnings                                  $3,225,498
                                                                   ==========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2003, there were no capital loss carryforwards.

For Federal income tax purposes, the cost of securities owned at October 31, 2003, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2003, were as follows:

          FEDERAL           APPRECIATED      DEPRECIATED     NET UNREALIZED
         TAX COST           SECURITIES       SECURITIES       APPRECIATION
      ---------------     ---------------  ---------------   ---------------
        $12,907,821         $3,346,499       $(325,989)        $3,020,510

8. OTHER:

At October 31, 2003, 71% of total shares outstanding were held by two record shareholders, each owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Independence Small Cap Portfolio

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Independence Small Cap Portfolio (one of the portfolios constituting the Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2003

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists Trustees and Officers as of November 11, 2003.


                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                       TERM OF                                     IN THE ADVISORS'
                        POSITION(S)    OFFICE AND                                 INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
         AGE 1          THE TRUST    TIME SERVED 2      DURING PAST 5 YEARS             MEMBER         HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY         Trustee       (Since 1993)   Vice Chairman of Ameritrust          45       Trustee of The Arbor Funds,
76 yrs. old                                         Texas N.A., 1989-1992, and                    The MDL Funds, and The Expedition
                                                    MTrust Corp., 1985-1989.                      Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON    Trustee       (Since 1993)   Pennsylvania State University,       45       Member and Treasurer, Board of
76 yrs. old                                         Senior Vice President, Treasurer              Trustees of Grove City College.
                                                    (Emeritus); Financial and                     Trustee of The Arbor Funds,
                                                    Investment Consultant, Professor              The MDL Funds, and The
                                                    of Transportation since 1984;                 Expedition Funds.
                                                    Treasurer, Senior Vice President
                                                    (Emeritus), 1982-1984. Director,
                                                    Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS       Trustee       (Since 1993)   Private investor from 1987 to        45       Trustee of The Arbor Funds,
74 yrs. old                                         present. Vice President and                   The MDL Funds, and The
                                                    Chief Financial officer, Western              Expedition Funds.
                                                    Company of North America
                                                    (petroleum service company),
                                                    1980-1986. President of Gene
                                                    Peters and Associates (import
                                                    company), 1978-1980. President
                                                    and Chief Executive Officer
                                                    of Jos. Schlitz Brewing
                                                    Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY        Trustee       (Since 1994)   Partner, Dechert (law firm)          45       Trustee of The Arbor Funds,
72 yrs. old                                         September 1987-December 1993.                 The MDL Funds, The Expedition
                                                                                                  Funds, SEI Asset Allocation Trust,
                                                                                                  SEI Daily Income Trust, SEI Index
                                                                                                  Funds, SEI Institutional
                                                                                                  International Trust, SEI
                                                                                                  Institutional Investments Trust,
                                                                                                  SEI Institutional Managed Trust,
                                                                                                  SEI Liquid Asset Trust. SEI Tax
                                                                                                  Exempt Trust, State Street
                                                                                                  Research Funds and Massachusetts
                                                                                                  Education Tax-Exempt Fund.
------------------------------------------------------------------------------------------------------------------------------------
1  Unless otherwise noted, the business address of each Trustee is SEI
   Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2  Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of
   Trust.
3  Directorships of companies required to report to the Securities and Exchange
   Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


                                     16 & 17


THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                       TERM OF                                     IN THE ADVISORS'
                        POSITION(S)    OFFICE AND                                 INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
         AGE 1          THE TRUST    TIME SERVED 2      DURING PAST 5 YEARS             MEMBER         HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS (CONTINUED)
------------------------
GEORGE J.              Trustee       (Since 1999)   Chief Executive Officer,             45       Trustee, Navigator Securities
SULLIVAN, JR.                                       Newfound Consultants Inc.                     Lending Trust, since 1995. Trustee
61 yrs. old                                         since April 1997. General                     of The Arbor Funds, The MDL Funds,
                                                    Partner, Teton Partners,                      The Expedition Funds, SEI Asset
                                                    L.P., June 1991-December 1996;                Allocation Trust, SEI Daily Income
                                                    Chief Financial Officer,                      Trust, SEI Index Funds,
                                                    Nobel partners, L.P., March                   SEI Institutional International
                                                    1991-December 1996; Treasurer                 Trust, SEI Institutional
                                                    and Clerk, Peak Asset                         Investments Trust, SEI
                                                    Management, Inc., since 1991.                 Institutional Managed Trust,
                                                                                                  SEI Liquid Asset Trust and
                                                                                                  SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
--------------
ROBERT A. NESHER        Chairman     (Since 1991)   Currently performs various           45       Trustee of The Arbor Funds, Bishop
57 yrs. old            of the Board                 services on behalf of SEI                     Street Funds, The Expedition
                       of Trustees                  Investments for which Mr. Nesher              Funds, The MDL Funds, SEI Asset
                                                    is compensated. Executive Vice                Allocation Trust, SEI Daily Income
                                                    President of SEI Investments,                 Trust, SEI Index Funds, SEI
                                                    1986-1994. Director and                       Institutional International Trust,
                                                    Executive Vice President of                   SEI Institutional Investments
                                                    the Administrator and the                     Trust, SEI Institutional Managed
                                                    Distributor, 1981-1994.                       Trust, SEI Liquid Asset Trust,
                                                                                                  SEI Tax Exempt Trust. SEI
                                                                                                  Opportunity Master Fund, L.P.,
                                                                                                  SEI Opportunity Fund, L.P., SEI
                                                                                                  Absolute Return Master Fund, L.P.
                                                                                                  and SEI Absolute Return Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN       Trustee       (Since 1992)   Partner, Morgan, Lewis               45       Trustee of The Arbor Funds, The
1701 Market Street,                                 & Bockius LLP (law firm),                     MDL Funds, The Expedition Funds,
Philadelphia, PA 19103                              counsel to the Trust, SEI                     Asset Allocation Trust, SEI Daily
63 yrs. old                                         Investments, the Administrator                Income Trust, SEI Index Funds, SEI
                                                    and the Distributor;                          Institutional International
                                                    Director of SEI Investments                   Trust, SEI Institutional
                                                    since 1974; Secretary of                      Investments Trust, SEI
                                                    SEI Investments since 1978.                   Institutional Managed Trust, SEI
                                                                                                  Liquid Asset Trust and SEI Tax
                                                                                                  Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
1  Unless otherwise noted, the business address of each Trustee is SEI
   Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2  Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of
   Trust.
3  Directorships of companies required to report to the Securities and Exchange
   Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.



                                        18 & 19


THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                       TERM OF                                     IN THE ADVISORS'
                        POSITION(S)    OFFICE AND                                 INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
         AGE 1          THE TRUST    TIME SERVED        DURING PAST 5 YEARS             MEMBER         HELD BY BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
---------
JAMES F. VOLK, CPA     President     (Since 2003)   Senior Operations Officer,          N/A                    N/A
41 yrs.old                                          SEI Investments, Fund
                                                    Accounting and Administration
                                                    since 1996. From 1993-1996,
                                                    Mr. Volk served as Assistant
                                                    Chief Accountant for the U.S.
                                                    Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER               Controller    (Since 2001)   Director, SEI Investments,          N/A                    N/A
SPRATLEY, CPA          and Chief                    Fund Accounting and
34 yrs. old         Financial Officer               Administration since November
                                                    1999; Audit Manager, Ernst &
                                                    Young LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
PETER GOLDEN          Co-Controller  (Since 2003)   Director, SEI Investments,          N/A                    N/A
39 yrs. old            and Co-Chief                 Fund Accounting and Administration
                    Financial Officer               since June 2001. From March 2000
                                                    to 2001, Vice President of Funds
                                                    Administration for J.P. Morgan
                                                    Chase & Co. From 1997 to 2000,
                                                    Vice President of Pension and
                                                    Mutual Fund Accounting for Chase
                                                    Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN        Vice     (Since 2001)   Vice President and Assistant        N/A                    N/A
41 yrs. old              President                  Secretary of SEI Investments
                       and Secretary                Global Funds Services and
                                                    SEI Investments Distribution
                                                    January 2001; Shareholder/Partner,
                                                    Co. since January 2001;
                                                    Shareholder/Partner, Buchanan
                                                    Ingersoll Professional
                                                    Corporation from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
LYDIA A. GAVALIS           Vice      (Since 1998)   Vice President and Assistant        N/A                    N/A
39 yrs. old              President                  Secretary of SEI Investments,
                            and                     SEI Investments Global Funds
                         Assistant                  Services and SEI Investments
                         Secretary                  Distribution Co. since 1998;
                                                    Assistant General Counsel and
                                                    Director of Arbitration,
                                                    Philadelphia Stock Exchange
                                                    from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------
1  The business address of each officer is SEI Investments Company, 1 Freedom
   Valley Drive, Oaks, Pennsylvania 19456.

                                     20 & 21

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                        TERM OF                                    IN THE ADVISORS'
                        POSITION(S)    OFFICE AND                                 INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
         AGE 1          THE TRUST     TIME SERVED       DURING PAST 5 YEARS             MEMBER         HELD BY BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
TIMOTHY D. BARTO         Assistant   (Since 2000)   Vice President and Assistant        N/A                    N/A
35 yrs. old                Vice                     Secretary of SEI Investments
                         President                  Global Funds Services and SEI
                            and                     Investments Distribution Co.
                         Assistant                  since 1999; Associate, Dechert
                         Secretary                  (law firm) from 1997-1999;
                                                    Associate, Richter, Miller &
                                                    Finn (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI        Assistant  (Since 2000)   Vice President and Assistant        N/A                    N/A
35 yrs. old                 Vice                    Secretary of SEI Investments
                          President                 Global Funds Services and SEI
                             and                    Investments Distribution Co.
                          Secretary                 since 2000; Vice President,
                                                    Merrill Lynch & Co. Asset
                                                    Management Group from 1998 -
                                                    2000; Associate at Pepper
                                                    Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH     Vice     (Since 2000)   Vice President and Assistant        N/A                    N/A
43 yrs. old               President                 Secretary of SEI Investments
                            and                     Global Funds Services and SEI
                          Assistant                 Investments Distribution Co.
                          Secretary                 since 1999; Associate at White
                                                    and Williams LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH              Vice      (Since 2001)   Vice President and Assistant        N/A                    N/A
32 yrs. old              President                  Secretary of SEI Investments
                            and                     Global Funds Services and SEI
                         Assistant                  Investments Distribution Co.
                         Secretary                  since 2001; Associate at Howard
                                                    Rice Nemorvoski Canady Falk &
                                                    Rabkin from 1998-2001; Associate
                                                    at Seward & Kissel from
                                                    1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
JOHN MUNERA                Vice      (Since 2002)   Middle Office Compliance Officer    N/A                    N/A
40 yrs. old              President                  at SEI Investments since 2000;
                            and                     Supervising Examiner at Federal
                         Assistant                  Reserve Bank of Philadelphia
                         Secretary                  from 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
CORI DAGGETT               Vice      (Since 2003)   Employed by SEI Investments         N/A                    N/A
42 yrs. old              President                  Company since 2003. Associate
                           and                      at Drinker Biddle & Reath from
                         Assistant                  1998-2003.
                         Secretary
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                     22 & 23

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2003 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2003 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2003, the Portfolio is designating the following items with regard to distributions paid during the year.

                                                                                        DIVIDEND
                      LONG TERM      QUALIFIED                                       QUALIFYING FOR       QUALIFYING
                     (20% RATE)        5 YEAR         ORDINARY                     CORPORATE DIVIDENDS   DIVIDEND INCOME
                    CAPITAL GAIN        GAIN           INCOME         TOTAL           RECEIVABLE           (15% TAX RATE
                   DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS     DEDUCTION (1)         FOR QDI) (2)
                   -------------   -------------   -------------   -------------   -------------------   ---------------
Independence
Small Cap
Portfolio              39.72%           0.00%          60.28%         100.00%             22.19%               0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions."

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the Portfolio to designate the maximum amount permitted by the law.

    The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

NOTES

--------------------------------------------------------------------------------

                        INDEPENDENCE SMALL CAP PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  800-791-4226

                                    ADVISER:
                           Independence Investment LLC
                                 Exchange Place
                                 53 State Street
                                Boston, MA 02109

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004








          This information must be preceded or accompanied by a current prospectus for the Portfolio described.

IND-AR-001-0200

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors' Inner Circle Fund


By (Signature and Title)*          /s/ JAMES F. VOLK
                                   -----------------
                                   James F. Volk, President

Date 12/22/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ JAMES F. VOLK
                                   -----------------
                                   James F. Volk, President

Date 12/22/03


By (Signature and Title)*          /s/ JENNIFER E. SPRATLEY
                                   ------------------------
                                   Jennifer E. Spratley, Controller and CFO

Date 12/22/03
* Print the name and title of each signing officer under his or her signature.